Financial instruments - Derivative Financial Instruments Designated as Cash Flow Hedge, Effect on Statement of Operations (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Fair Value Disclosures [Abstract]
Effective portion of cash flow hedge, gain (loss)	$ 6,204	$ (1,198)	$ 3,764	$ 4,806
Amortization of cash flow hedge	(8)	(10)	(16)	(14)
Amount reclassified from AOCI	(1,642)	(1,520)	(2,945)	(3,541)
Change in fair value of cash flow hedges, net of tax expense of $1,701 and $306 (2017 - tax recovery of $1,926 and expense of $766), respectively (note 20(b)(ii))	$ 4,554	$ (2,728)	$ 803	$ 1,251